Financial Instruments and Financial Risk Management (Tables)	9 Months Ended
Mar. 31, 2023
Financial Instruments and Financial Risk Management
Schedule of fair value measurement by levels of financial assets

The following table sets forth the Company’s financial assets measured at fair value by level within the fair value hierarchy:

March 31, 2023	Level 1	Level 2	Level 3	Total
Investment in Aqualung Carbon Capture SA	$-	$3,386,315	$-	$3,386,315

June 30, 2022	Level 1	Level 2	Level 3	Total
Investment in Aqualung Carbon Capture SA	$-	$3,221,491	$-	$3,221,491

Schedule of assets and liabilities exposed to currency risk	The Company is exposed to currency risk through the following assets and liabilities denominated in US dollars:

	March 31, 2023	June 30, 2022
	$	$
Cash	71,743,618	106,802,040
Accounts payable	(5,419,780)	(3,431,920)